Interest-Bearing Borrowings (Details Textual 1) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Assets Sold under Agreements to Repurchase [Line Items]
Carrying value of collateral for repurchase agreements	¥ 2,082,582,932	¥ 5,369,457,734
Wukuang Trust Yangguang Fanhua Plan [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment	¥ 37,550,000
Interest rate	10.24%
Guangdong Province Yueke Technology Micro-Credit Co., Ltd [Member] | Minimum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate	13.00%
Guangdong Province Yueke Technology Micro-Credit Co., Ltd [Member] | Maximum [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Interest rate	13.50%
Zhuhai Longhua Qifu No.1 Fund Partnership [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment		¥ 50,000,000
Interest rate		11.00%
Ningbo Longhua Zhihe Investment Management Partnership [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment		¥ 20,000,000
Interest rate		11.47%
Jilin Northeast Asia Innovation Financial Assets Trading Center Co Ltd [Member]
Assets Sold under Agreements to Repurchase [Line Items]
Principal payment		¥ 8,950,000
Interest rate		15.00%